Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	25
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$275,552,282.00	0.6576427	$250,599,308.79	0.5980890	$24,952,973.21
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$480,882,282.00	0.3744227	$455,929,308.79	0.3549939	$24,952,973.21

Weighted Avg. Coupon (WAC)	3.41%		3.41%
Weighted Avg. Remaining Maturity (WARM)	35.81		34.90
Pool Receivables Balance	$516,590,961.03		$490,710,984.87
Remaining Number of Receivables	45,671		44,651

Adjusted Pool Balance	$500,292,726.80		$475,339,753.59

III. COLLECTIONS

Principal:
Principal Collections	$25,104,252.72
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$485,607.60
Total Principal Collections	$25,589,860.32

Interest:
Interest Collections	$1,459,244.93
Late Fees & Other Charges	$54,426.27
Interest on Repurchase Principal	$-
Total Interest Collections	$1,513,671.20

Collection Account Interest	$1,765.52
Reserve Account Interest	$231.99
Servicer Advances	$-

Total Collections	$27,105,529.03

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	25
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$27,105,529.03
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$27,105,529.03

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$430,492.47		$430,492.47	$430,492.47
Collection Account Interest					$1,765.52
Late Fees & Other Charges					$54,426.27
Total due to Servicer					$486,684.26

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$231,923.17		$231,923.17
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$385,153.59		$385,153.59	$385,153.59

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$26,047,414.10

9. Regular Principal Distribution Amount:					$24,952,973.21

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$24,952,973.21
Class A-4 Notes				$-
Class A Notes Total:		$24,952,973.21		$24,952,973.21
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$24,952,973.21		$24,952,973.21

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,094,440.89

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,298,234.23
Beginning Period Amount	$16,298,234.23
Current Period Amortization	$927,002.95
Ending Period Required Amount	$15,371,231.28
Ending Period Amount	$15,371,231.28
Next Distribution Date Required Amount	$14,474,177.58

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.88%	4.08%	4.08%

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	25
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.47%	43,969	97.82%	$480,034,306.77
30 - 60 Days	1.19%	531	1.70%	$8,339,502.41
61 - 90 Days	0.29%	128	0.41%	$1,988,965.36
91 + Days	0.05%	23	0.07%	$348,210.33
		44,651		$490,710,984.87
Total
Delinquent Receivables 61 + days past due	0.34%	151	0.48%	$2,337,175.69
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	129	0.40%	$2,057,778.85
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	127	0.37%	$2,029,196.17
Three-Month Average Delinquency Ratio	0.30%		0.42%

Repossession in Current Period		27		$451,993.45
Repossession Inventory		87		$348,875.02

Charge-Offs
Gross Principal of Charge-Off for Current Period				$775,723.44
Recoveries				$(485,607.60)
Net Charge-offs for Current Period				$290,115.84

Beginning Pool Balance for Current Period				$516,590,961.03

Net Loss Ratio				0.67%
Net Loss Ratio for 1st Preceding Collection Period				0.29%
Net Loss Ratio for 2nd Preceding Collection Period				0.88%
Three-Month Average Net Loss Ratio for Current Period				0.61%

Cumulative Net Losses for All Periods				$10,993,722.89
Cumulative Net Losses as a % of Initial Pool Balance				0.82%

Principal Balance of Extensions				$2,429,801.09
Number of Extensions				158